Condensed Consolidated Statements of Financial Postion (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 6,360	$ 6,135	$ 8,280
Restricted deposits	34	34	47
Trade receivables	1,004	657	162
Other receivables	518	584	553
Inventory	596	935	95
Assets held for sale (Rotem1)	228	240
TOTAL CURRENT ASSETS	8,740	8,585	9,137
NON-CURRENT ASSETS:
Cash and cash equivalent – long term	380	373
Restricted deposits	82	85	179
Right-of-use assets, net	1,262	1,462	3,018
Property, plant and equipment:
Plant and equipment, net	3,830	1,193	1,583
Advances to equipment supplier		685
Rotem 1 project			679
Total property, plant and equipment	3,830	1,878	2,262
TOTAL NON-CURRENT ASSETS	5,554	3,798	5,459
TOTAL ASSETS	14,294	12,383	14,596
CURRENT LIABILITIES:
Short-term bank credit and loans			5
Trade payables	556	246	264
Deferred revenues	379	418	1,095
Other payables	918	1,114	1,582
Provisions		8	215
Current maturities of liabilities for royalties	356	260	41
Current maturities of lease liabilities	622	606	954
TOTAL CURRENT LIABILITIES	2,831	2,652	4,156
NON-CURRENT LIABILITIES:
European Investment Bank (“EIB”) loan	4,068	3,965
Lease liabilities	738	959	2,448
Liability for share options			213
Liability for royalties	1,792	2,143	2,236
TOTAL NON-CURRENT LIABILITIES	6,598	7,067	4,897
PLEDGES, GUARANTEES, COMMITMENTS AND CONTINGENT LIABILITIES
TOTAL LIABILITIES	9,429	9,719	9,053
EQUITY:
Share capital	119	88	79
Share premium	57,189	52,502	45,648
Receipts on account of warrants	3,807	1,487	1,176
Capital reserve from transactions with controlling shareholders	54,061	54,061	54,061
Capital reserve on share based payments	3,498	2,861	1,318
Foreign currency cumulative translation reserve	(1,912)	(1,582)	(1,053)
Accumulated deficit	(111,897)	(106,753)	(95,686)
TOTAL EQUITY	4,865	2,664	5,543
TOTAL LIABILITIES AND EQUITY	$ 14,294	$ 12,383	$ 14,596